Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Discontinued Operations, Policy [Policy Text Block]

Discontinued Operations

The Company classifies as discontinued operations, a component of an entity or group of components that has been disposed of by sale, disposed of other than by sale or is classified as held for sale and represents a strategic shift that has (or will have) a major effect on the Company’s operations and financial results (Note 3).